As filed with the Securities and Exchange Commission on October 19, 2023

Securities Act File No. 333-148826
Investment Company Act File No. 811-22175

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 332	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 333	[X]

(Check appropriate box or boxes)

ALPS ETF TRUST
(Exact Name of Registrant as Specified in its Charter)

1290 Broadway
Suite 1000
Denver, Colorado 80203
(Address of Principal Executive Offices)

(303) 623-2577
Registrant’s Telephone Number

Richard Noyes, Esq.
ALPS Fund Services, Inc.
1290 Broadway
Suite 1000
Denver, Colorado 80203
(Name and Address of Agent for Service)

Copy to:
Adam T. Teufel, Esq.
Dechert LLP
1900 K Street, NW
Washington, D.C. 20006

It is proposed that this filing will become effective:

[ ]	Immediately upon filing pursuant to paragraph (b)

[X]	On November 17, 2023 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	On (date) pursuant to paragraph (a)(1)

[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment No. 332 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), solely to designate November 17, 2023 as the new effective date for Post-Effective Amendment No. 325 filed pursuant to Rule 485(a) under the 1933 Act as of July 17, 2023.

This Post-Effective Amendment relates solely to ALPS | Smith Core Plus Bond ETF, a series of ALPS ETF Trust (the “Registrant”). No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

ALPS ETF TRUST
ALPS | Smith Core Plus Bond ETF

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 325 to the Registration Statement on Form N-1A of ALPS ETF Trust (the “Registrant”) under the Securities Act of 1933, as amended, on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) as of July 17, 2023 (“Post-Effective Amendment No. 325”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Post-Effective Amendment No. 325 to the Registrant’s Registration Statement on Form N-1A filed with the SEC as of July 17, 2023.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Post-Effective Amendment No. 325 to the Registrant’s Registration Statement on Form N-1A filed with the SEC as of July 17, 2023.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 332 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on the 19th day of October, 2023.

ALPS ETF TRUST

By:	/s/ Laton Spahr
Laton Spahr
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Mary K. Anstine	Trustee	October 19, 2023
Mary K. Anstine*

/s/ Jeremy W. Deems	Trustee	October 19, 2023
Jeremy W. Deems*

/s/ Rick A. Pederson	Trustee	October 19, 2023
Rick A. Pederson*

/s/ Edmund J. Burke	Trustee	October 19, 2023
Edmund J. Burke*

/s/ Laton Spahr	President	October 19, 2023
Laton Spahr

/s/ Erich Rettinger	Treasurer	October 19, 2023
Erich Rettinger

*	Signature affixed by Erich Rettinger pursuant to a power of attorney dated September 22, 2023.

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